UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6-30-2007
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ E. Peter Freer             New York, New York          8/14/07
    ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $248,620
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                             FORM 13F INFORMATION TABLE


-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ACORDA THERAPEUTICS            COMMON            00484M106   16780      983606  SH         SOLE               983606       0      0
 INC

AMYLIN                         COMMON            032346108   16102      391214  SH         SOLE               391214       0      0
 PHARMACEUTICALS INC

ASSISTED LIVING                CLASS A           04544X102   24110     2263840  SH         SOLE              2263840       0      0
 CNCPT NEV N

CELGENE CORP                   COMMON            151020104   12051      210200  SH         SOLE               210200       0      0

CURAGEN CORP                   COMMON            23126R101     889      451383  SH         SOLE               451383       0      0

DENDREON CORP                  COMMON            24823Q107    3706       10900  PUT        SOLE                    0       0  10900

DUSA                           COMMON            266898105    8573     2783400  SH         SOLE              2783400       0      0
 PHARMACEUTICALS INC

ELAN PLC                       ADR               284131208   10757      490500  SH         SOLE               490500       0      0

GENENTECH INC                  COMMON            368710406   20057      265100  SH         SOLE               265100       0      0

GILEAD SCIENCES INC            COMMON            375558103   18742      483054  SH         SOLE               483054       0      0

HANGER ORTHOPEDIC              COMMON            41043F208   10417      964506  SH         SOLE               964506       0      0
 GROUP INC

HEALTHSOUTH CORP               COMMON            421924309   14981      827232  SH         SOLE               827232       0      0

ILLUMINA INC                   COMMON            452327109   23179      571055  SH         SOLE               571055       0      0

INTERMUNE INC                  COMMON            45884X103   12970      500000  SH         SOLE               500000       0      0

INTERMUNE INC                  COMMON            45884X903    5060        9200  CALL       SOLE                    0       0   9200

INTERMUNE INC                  COMMON            45884X953     106         558  PUT        SOLE                    0       0    558

NPS PHARMACEUTICALS            COMMON            62936P103    1916      462753  SH         SOLE               462753       0      0
 INC

XENOPORT INC                   COMMON            98411C100   19495      438880  SH         SOLE               438880       0      0

ZYMOGENETICS INC               COMMON            98985T109   28729     1966414  SH         SOLE              1966414       0      0
